Regulatory Matters - Schedule of Capital Ratios and Capital Amounts Compliance with Regulatory Framework for Adequately Capitalized and Well Capitalized Institutions, by Company and its Subsidiary Bank (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets), Actual, Amount	$ 32,857	$ 33,748
Tier I Capital (to Risk Weighted Assets), Actual, Amount	31,044	31,883
Tier I Capital (to Adjusted Total Assets), Actual, Amount	31,044	31,883
Total Capital (to Risk Weighted Assets), Actual, Ratio	21.37%	21.43%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.19%	20.24%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	9.34%	9.32%
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	12,300	12,600
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	6,150	6,300
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Amount	13,291	13,686
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	15,375	15,750
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	9,225	9,450
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	16,614	17,108
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Progressive Bank N.A. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets), Actual, Amount	32,700	33,577
Tier I Capital (to Risk Weighted Assets), Actual, Amount	30,887	31,712
Tier I Capital (to Adjusted Total Assets), Actual, Amount	30,887	31,712
Total Capital (to Risk Weighted Assets), Actual, Ratio	21.29%	21.35%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.11%	20.17%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	9.30%	9.28%
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	12,290	12,580
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	6,145	6,290
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Amount	13,280	13,676
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	15,362	15,725
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	9,217	9,435
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 16,600	$ 17,095
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%